Employee Benefits - Additional Information (Detail) $ in Thousands			12 Months Ended
	Jan. 01, 2021 MXN ($)	Apr. 30, 2020 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			(12.25%)
Net actuarial gains recognized in other comprehensive income			$ (19,182,373)
Expected payments	$ 75,776,059
Percentage of decrease in assumed variation rate			15.42%
Long term expected benefit payments	$ 359,746
Assets (liabilities) recognized in the balance sheet (DC- warranty)			$ 3,051,044	$ 2,023,220
Expense in the income statement (net cost for the period, CD-guarantee)			356,880	316,915
Plan assets at fair value			$ 2,438,724	$ 2,585,007
Percentage decrease in salary increase rate			4.47	5.02
Plan assets [member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value			$ 2,438,724	$ 2,585,007	$ 7,200,471
Plan assets [member] | Affiliated Companies [member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value			2,429,342
Plan assets [member] | FOLAPE [member]
Disclosure of defined benefit plans [line items]
Plan assets at fair value			$ 9,382
Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Discount rate of long-term benefits.			23.25%	(17.30%)
Pensions and retirement plans [member] | PEMEX [Member]
Disclosure of defined benefit plans [line items]
Principal amount of promissory note		$ 4,983,670
Promissory note principle amount		4,102,622
Promissory note interest amount		$ 881,048
Medical services of increase or decrease of one percentage point [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			3.23%
Percentage of decrease in assumed variation rate			(2.47%)
Medical services of increase or decrease of one percentage point [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			8.53%
Percentage of decrease in assumed variation rate			(5.90%)
Actuarial assumption of inflation rates increase decrease of one percentage [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			9.58%
Percentage of decrease in assumed variation rate			(8.08%)
Actuarial assumption of inflation rates increase decrease of one percentage [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			0.40%
Percentage of decrease in assumed variation rate			(0.35%)
Actuarial assumption of wage rates increase decrease of one percentage [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			1.37%
Percentage of decrease in assumed variation rate			(1.20%)
Actuarial assumption of wage rates increase decrease of one percentage [member] | Long term employee benefits [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			4.51%
Percentage of decrease in assumed variation rate			(3.99%)
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			7.08%	7.53%